3. Loans, TDR Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($) Integer
TDR Loans
Post-Modification Outstanding Recorded Investment	$ 8,800	$ 15,000
Construction and land development
TDR Loans
Number of Contracts | Integer	1	1
Pre-Modification Outstanding Recorded Investment	$ 216	$ 291
Post-Modification Outstanding Recorded Investment	$ 216	$ 266
Single-family residential
TDR Loans
Number of Contracts | Integer	3	2
Pre-Modification Outstanding Recorded Investment	$ 288	$ 849
Post-Modification Outstanding Recorded Investment	$ 271	$ 845
Single-family residential- Banco de la Gente stated income
TDR Loans
Number of Contracts | Integer		3
Pre-Modification Outstanding Recorded Investment		$ 281
Post-Modification Outstanding Recorded Investment		$ 278
Total TDR Loans
TDR Loans
Number of Contracts | Integer	4	6
Pre-Modification Outstanding Recorded Investment	$ 504	$ 1,421
Post-Modification Outstanding Recorded Investment	$ 487	$ 1,389